SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 26.3%

Federal Home Loan Mortgage Corporation - 8.1%

235,238	2.00	8/1/41	199,240
1,013,552	4.50	7/1/52	960,562
322,697	5.00	7/1/35	319,270
303,864	5.00	5/1/42	300,629
487,433	5.50	9/1/52	484,052
43,484	5.82	10/1/37	44,472
4,827,196	6.00	11/1/38	4,880,562
387,110	6.00	6/1/52	390,383
997,383	6.00	2/1/54	991,508
222,244	6.50	12/1/34	223,888
2,274,571	6.50	11/1/53	2,317,150
101,168	6.88	2/17/31	102,257
4,213	7.00	8/1/27	4,203
169,390	7.00	4/1/37	173,983
2,226,062	7.00	10/1/37	2,310,651
1,242,358	7.00	10/1/38	1,293,546
1,210,855	7.00	3/1/39	1,276,665
2,195,098	7.00	11/1/53	2,258,802
388	7.38	12/17/24	387
132,188	7.50	1/1/32	136,257
46,077	8.50	3/1/31	47,923
1,671	9.00	5/1/31	1,678

			18,718,068
Federal National Mortgage Association - 7.8%
188,546	3.50	10/1/34	178,437
4,700,654	4.50	7/1/52	4,445,429
4,773,078	4.50	9/1/52	4,511,090
343,815	5.00	6/1/51	351,215
1,807,104	5.00	7/1/52	1,727,469
433,799	5.50	4/1/50	435,385
727,392	5.93	5/1/35	724,541
56,144	6.00	5/1/37	56,904
39,468	6.00	9/1/37	39,071
1,355,811	6.00	11/1/38	1,370,800
1,984,054	6.00	2/1/54	1,967,190
25,849	6.50	8/1/34	25,875
123,052	6.50	1/1/39	121,917
1,415,691	6.50	10/1/53	1,428,121
59,546	7.00	7/1/33	59,729
9,651	7.00	12/1/37	9,654
424,247	7.00	9/1/47	414,313
71,087	7.50	1/1/34	72,364
474	8.00	8/20/25	472
40,843	8.00	11/1/37	42,817
2,436	8.06	7/20/30	2,434
23,746	8.18	11/15/31	24,394
201	9.00	6/15/25	201
10,379	9.00	5/15/28	10,354
14,869	9.00	7/1/31	14,839
664	9.50	8/1/24	662

			18,035,677
Government National Mortgage Association - 10.4%
10,158	4.00	12/15/24	10,096
398,329	5.00	7/20/49	390,234
15,835	5.50	9/15/25	15,797
339,327	5.50	5/20/40	345,386
659,240	5.50	7/20/62	650,285

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

8,245,591	5.50	8/20/62		8,145,234
257,890	6.00	7/20/29		261,465
315,431	6.00	10/20/32		321,777
353,139	6.00	8/20/38		366,275
133,695	6.00	2/20/47		138,650
1,550,685	6.00	7/20/47		1,608,156
6,291,373	6.00	8/20/62		6,277,927
14,751	6.50	12/20/38		14,537
125,051	6.50	1/20/39		126,992
159,061	6.50	6/20/39		165,309
311,339	6.50	8/20/39		323,310
157,989	6.50	4/20/43		162,266
1,118,706	7.00	12/20/52		1,141,255
180,226	7.50	4/15/34		184,335
1,808,714	8.00	10/20/48		1,852,805
1,680,671	8.00	10/20/53		1,722,347

				24,224,438

Total Mortgage Pass-Through Securities				60,978,183
(cost: $62,424,604)

U.S. Treasury / Federal Agency Securities - 2.3%
U.S. Treasury Bonds:

2,850,000	3.63	2/15/53		2,439,979
2,300,000	4.25	3/31/29		2,277,898
600,000	4.38	5/15/34		601,500

Total U.S. Treasury / Federal Agency Securities				5,319,377
(cost: $5,565,468)

Collateralized Mortgage Obligations - 68.9%

Federal Home Loan Mortgage Corporation - 13.5%

732,980	4.76	7/25/32	[1]	705,604
1,474,811	5.00	10/25/48		1,445,573
1,575,941	5.00	2/25/51		1,538,551
5,160,591	5.00	11/25/50	[1]	4,920,807
1,492,202	5.50	6/25/48		1,492,716
2,395,089	5.50	11/25/50		2,378,173
4,565,070	5.50	6/25/51		4,564,819
507,877	6.00	4/15/30		513,676
654,704	6.00	6/15/37		678,612
909,447	6.00	9/15/42		913,496
2,622,153	6.00	9/25/52		2,659,230
259,037	6.50	6/25/32		257,402
227,265	6.50	8/15/39		237,434
805,779	6.50	2/25/43		810,945
794,411	6.50	10/25/43		796,910
1,510,559	6.50	8/15/45		1,624,330
600,000	7.00	12/15/40		643,695
1,498,324	7.00	3/25/43		1,554,471
2,086,984	7.00	7/25/43		2,154,981
917,968	7.00	3/15/49		963,012
535,990	7.50	9/25/43		543,451

				31,397,888
Federal National Mortgage Association - 17.0%
1,710,770	5.00	7/25/33		1,661,267
3,117,939	5.00	11/25/50		3,001,484
3,567,147	5.00	12/25/50		3,507,164
387,329	5.00	1/25/51		374,479
1,863,409	5.25	8/25/49		1,836,883
1,790,196	5.27	12/25/42	[1]	1,760,523
399,647	5.36	6/25/42		400,670

JUNE 30, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

578,705	5.50	6/25/40		576,605
965,146	5.50	1/25/49		956,687
1,302,671	5.62	11/25/33		1,276,339
236,409	5.75	8/25/33		234,147
94,634	6.00	11/25/32		96,592
499,600	6.00	9/25/35		514,917
537,399	6.00	10/25/36		550,790
1,269,829	6.00	11/25/43		1,282,016
1,713,596	6.00	6/25/44		1,731,867
425,931	6.00	8/25/44		429,989
652,723	6.00	2/25/48		674,692
1,450,000	6.00	10/25/53		1,500,945
1,191,994	6.50	11/25/41		1,194,944
1,071,607	6.50	7/25/42		1,103,054
2,001,460	6.50	12/25/43		2,016,293
842,695	6.51	9/25/37	[1]	818,031
292,215	6.66	8/25/37	[1]	287,119
288,106	6.75	4/25/37		284,882
796,134	7.00	12/25/33		818,310
662,389	7.00	6/19/41	[1]	664,462
896,039	7.00	12/25/41		917,276
679,766	7.00	7/25/42		697,898
535,825	7.00	2/25/44		546,823
683,965	7.00	4/25/49		719,074
253,719	7.50	10/25/40		253,438
857,952	7.50	11/25/40		847,591
918,608	7.50	7/25/41		923,042
294,762	7.50	1/25/42		303,356
532,860	7.50	5/25/42		557,774
623,289	7.50	2/25/44		635,750
409,578	7.50	5/25/44		428,247
2,708,341	7.50	1/25/48		2,829,136
25,693	8.23	10/25/42	[1]	27,102
115	8.50	1/25/25		114
155,928	8.50	6/25/30		165,391
8,300	21.05	3/25/39	[1]	10,775

				39,417,938
Government National Mortgage Association -38.2%
2,088,538	4.77	5/20/51	[1]	2,006,975
2,136,392	4.79	5/20/51	[1]	2,058,864
4,624,752	4.83	8/20/51	[1]	4,425,379
1,953,763	5.00	8/20/48		1,928,975
3,739,606	5.00	1/20/51		3,648,023
6,691,350	5.00	2/20/51		6,366,443
991,845	5.00	6/20/52		975,705
992,455	5.50	12/20/49		982,416
1,699,299	5.50	11/20/50		1,719,340
3,506,074	5.50	12/20/50		3,525,245
2,948,284	5.50	1/20/51		3,019,190
1,664,971	5.50	4/20/51		1,687,070
12,247,777	5.50	5/20/51		12,338,094
12,571,136	5.50	6/20/51		12,540,010
14,702,912	5.50	7/20/51		14,716,006
461,496	5.50	10/20/51		464,904
1,645,458	5.50	12/20/51		1,643,766
7,100,937	5.86	2/20/51	[1]	7,244,776
284,611	6.00	12/20/35		290,923
174,904	6.00	3/20/42		178,928
248,801	6.00	3/20/48		248,740
1,288,719	6.00	3/20/49		1,285,648
378,341	6.00	5/20/49		384,201

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

2,005,353	6.50	8/20/48		2,028,865
872,118	6.50	10/20/48		911,199
818,968	6.50	1/20/49		848,715
708,612	7.00	11/20/48		728,980
301,919	7.05	2/20/45	[1]	315,528

				88,512,908

Vendee Mortgage Trust - 0.2%
396,721	6.48	7/15/30	[1]	400,381

				400,381

Total Collateralized Mortgage Obligations				159,729,115
(cost: $173,815,027)

Asset-Backed Securities - 0.7%

Federal Home Loan Mortgage Corporation - 0.1%
217	6.09	9/25/29	[1]	210
289,398	7.16	7/25/29		290,256

				290,466

Federal National Mortgage Association - 0.6%
302,495	4.44	9/26/33	[14]	290,091
69,811	4.86	10/25/33	[14]	69,713
	SOFRRATE 30 Day
5,545	Average + 0.28%, 5.62	11/25/32	[1]	5,420
1,022,668	5.75	2/25/33	[14]	1,014,660
623	6.00	5/25/32	[14]	606
563	7.36	6/25/26	[1]	561

				1,381,051

Total Asset-Backed Securities				1,671,517
(cost: $1,723,540)

Put Options Purchased [19] - 0.2%				319,289
(cost: $537,237)
Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 1.3%
3,048,140	Fidelity Inst. Money Mkt. Gvt. Fund, 5.25%			3,048,140

(cost: $3,048,140)

Total Investments in Securities - 99.7%
(cost: $247,114,016)				231,065,621

Other Assets and Liabilities - 0.3%				689,189

Net Assets - 100.0%				$231,754,810

[1]

Variable rate security. Rate disclosed is as of June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2024.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Sit U.S. Government Securities Fund (Continued)

19 Options outstanding as of June 30, 2024 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	717	106.00	August 2024	StoneX Financial, Inc.	76,002,000	537,237	319,289

A summary of the levels for the Fund’s investments as of June 30, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	60,978,183	—	60,978,183
U.S. Treasury / Federal Agency Securities	—	5,319,377	—	5,319,377
Collateralized Mortgage Obligations	—	159,729,115	—	159,729,115
Asset-Backed Securities	—	1,671,517	—	1,671,517
Put Options Purchased	319,289	—	—	319,289
Short-Term Securities	3,048,140	—	—	3,048,140
Total:	3,367,429	227,698,192	—	231,065,621

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2024	3